Shareholders' Equity - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 23, 2017	Sep. 30, 1999
Stockholders Equity Note [Line Items]
Preferred stock outstanding	0	0
Maximum aggregate offering price under sales agreement				$ 250,000,000
Net proceeds from the sale of Common stock	$ 247,744,000
Direct stock issuance costs	$ 311,000
Number of shares authorized to be repurchased					7,500,000
Treasury stock, shares repurchased	0	0	0
Cost of repurchased shares	$ 87,440,000	$ 114,425,000
Remaining number of shares authorized to be repurchased	1,129,087
Common Stock
Stockholders Equity Note [Line Items]
Sale of common stock, shares	1,498,662
Common Stock
Stockholders Equity Note [Line Items]
Amount of votes common stock is entitled	One
Percentage of Board entitled to elect	25.00%
Treasury stock, shares	4,823,988	6,322,650
Class B Common Stock
Stockholders Equity Note [Line Items]
Amount of votes common stock is entitled	Ten
Treasury stock, shares	48,263	48,263